Schedule of Investments
September 30, 2025
(Unaudited)

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–55.30%
Collateralized Mortgage Obligations–10.45%
Fannie Mae ACES, Series 2019-M5, Class A2, 3.27%, 02/25/2029	$4,632,169	$4,530,192
Fannie Mae REMICs,
7.00%, 09/18/2027	285	285
1.50%, 01/25/2028	214,260	210,014
6.50%, 03/25/2032	142,751	150,114
5.75%, 10/25/2035	23,931	24,600
4.77% (30 Day Average SOFR + 0.41%), 05/25/2036(a)	562,017	556,276
4.92% (30 Day Average SOFR + 0.56%), 03/25/2037(a)	345,712	343,106
6.60%, 06/25/2039(b)	709,168	741,054
4.00%, 07/25/2040	383,113	377,655
5.02% (30 Day Average SOFR + 0.66%), 02/25/2041(a)	21,991	21,989
4.97% (30 Day Average SOFR + 0.61%), 05/25/2041(a)	102,544	102,424
4.99% (30 Day Average SOFR + 0.63%), 11/25/2041(a)	365,481	364,146
4.78% (30 Day Average SOFR + 0.43%), 08/25/2044(a)	430,894	421,667
4.94% (30 Day Average SOFR + 0.59%), 02/25/2056(a)	862,864	882,786
4.88% (30 Day Average SOFR + 0.53%), 12/25/2056(a)	1,056,372	1,036,800
IO, 2.00%, 03/25/2051(c)	2,312,040	325,404
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KS11, Class AFX1, 2.15%, 12/25/2028	3,443,006	3,330,218
Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	4,840,154
Freddie Mac REMICs,
4.99% (30 Day Average SOFR + 0.61%), 12/15/2035(a)	368,999	367,741
4.79% (30 Day Average SOFR + 0.41%), 03/15/2036 to 09/15/2044(a)	451,786	449,230
4.81% (30 Day Average SOFR + 0.46%), 11/15/2036(a)	596,614	589,762
4.86% (30 Day Average SOFR + 0.48%), 03/15/2037(a)	321,403	318,253
4.89% (30 Day Average SOFR + 0.51%), 06/15/2037(a)	490,107	485,946
5.35% (30 Day Average SOFR + 0.97%), 11/15/2039(a)	185,843	187,244
4.94% (30 Day Average SOFR + 0.56%), 03/15/2040 to 02/15/2042(a)	1,193,588	1,184,496
Freddie Mac STRIPS, 4.81%(30 Day Average SOFR + 0.46%), 10/15/2037(a)	447,199	442,052
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Uniform Mortgage-Backed Securities,
TBA, 4.50%, 10/01/2040(d)	$3,651,000	$3,646,755
5.00%, 10/01/2040(d)	3,611,000	3,648,757
3.00%, 10/01/2055(d)	1,705,000	1,497,866
6.00%, 10/01/2055(d)	2,970,000	3,034,579
		34,111,565
Federal Home Loan Mortgage Corp. (FHLMC)–11.62%
8.50%, 12/01/2026 to 08/01/2031	20,951	21,491
7.05%, 05/20/2027	2,782	2,795
6.50%, 08/01/2028 to 12/01/2035	482,412	500,747
7.00%, 08/01/2028 to 11/01/2035	576,497	605,237
6.00%, 09/01/2029 to 12/01/2053	5,100,121	5,237,337
7.50%, 09/01/2030 to 06/01/2035	205,879	211,632
6.03%, 10/20/2030	166,034	168,720
8.00%, 11/17/2030 to 02/01/2035	32,181	32,624
3.00%, 02/01/2032 to 01/01/2050	7,274,711	6,550,518
2.50%, 09/01/2034 to 12/01/2050	9,599,114	8,814,732
5.00%, 01/01/2037 to 01/01/2040	267,450	274,348
4.50%, 01/01/2040 to 08/01/2041	1,361,650	1,364,672
5.50%, 11/01/2052 to 05/01/2053	11,454,301	11,675,464
ARM, 6.79% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.88%), 09/01/2035(a)	547,806	564,208
6.75% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.86%), 07/01/2036(a)	573,922	594,850
6.26% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.51%), 10/01/2036(a)	113,670	116,053
7.08% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.91%), 10/01/2036(a)	23,369	24,263
6.74% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.95%), 11/01/2037(a)	97,284	100,093
7.08% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.08%), 01/01/2038(a)	13,965	14,364
6.71% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.85%), 07/01/2038(a)	150,921	155,975
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
6.74% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.78%), 06/01/2043(a)	$161,887	$167,897
6.53% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.64%), 01/01/2048(a)	732,289	756,107
		37,954,127
Federal National Mortgage Association (FNMA)–13.63%
0.50%, 11/07/2025	4,000,000	3,985,191
6.50%, 07/01/2026 to 11/01/2037	365,707	382,537
8.00%, 09/01/2026 to 10/01/2037	449,737	469,351
7.50%, 12/01/2026 to 08/01/2037	795,240	818,960
8.50%, 12/01/2026 to 12/01/2036	86,403	91,000
3.50%, 05/01/2027 to 08/01/2027	298,220	295,206
6.00%, 06/01/2027 to 10/01/2053	5,249,989	5,436,703
0.75%, 10/08/2027	6,000,000	5,671,107
7.00%, 01/01/2028 to 02/01/2036	254,077	264,445
3.00%, 12/01/2031 to 03/01/2050	3,560,036	3,322,026
5.00%, 08/01/2033 to 04/01/2053	3,188,393	3,197,448
2.50%, 12/01/2034 to 07/01/2051	10,749,013	9,768,365
5.50%, 04/01/2035 to 05/01/2035	383,714	394,647
2.00%, 09/01/2035 to 03/01/2051	5,927,159	5,069,556
4.50%, 06/01/2039 to 08/01/2041	1,281,284	1,279,704
4.00%, 09/01/2043 to 12/01/2048	3,574,050	3,454,831
ARM, 6.50% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	260,901	268,173
6.33% (1 yr. U.S. Treasury Yield Curve Rate + 2.21%), 05/01/2035(a)	29,711	30,747
6.65% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.73%), 03/01/2038(a)	9,978	10,209
6.54% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.77%), 02/01/2042(a)	90,450	93,226
6.27% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.52%), 08/01/2043(a)	67,011	68,666
6.00% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(a)	125,258	127,700
		44,499,798
	Principal Amount	Value
Government National Mortgage Association (GNMA)–19.60%
6.50%, 02/15/2026 to 09/15/2034	$427,538	$442,570
8.00%, 07/15/2026 to 01/15/2037	244,742	252,912
6.38%, 10/20/2027	15,806	15,810
7.00%, 11/15/2027 to 12/15/2036	219,584	224,172
7.50%, 08/15/2028 to 10/15/2035	178,033	185,596
6.00%, 09/15/2029 to 08/15/2033	126,395	129,243
6.10%, 12/20/2033	993,596	1,032,570
5.66%, 08/20/2034(b)	229,936	234,610
8.50%, 10/15/2036 to 01/15/2037	94,934	96,914
5.88%, 01/20/2039(b)	1,020,569	1,056,860
5.06% (1 mo. Term SOFR + 0.91%), 09/16/2039(a)	269,222	270,329
4.95% (1 mo. Term SOFR + 0.81%), 05/20/2040(a)	677,430	678,223
4.53%, 07/20/2041(b)	193,626	194,604
5.13%, 09/20/2041	561,722	583,690
4.50% (1 mo. Term SOFR + 0.36%), 01/20/2042(a)	7,813	7,741
3.50%, 10/20/2042 to 06/20/2050	4,365,021	4,007,421
4.69% (1 mo. Term SOFR + 0.41%), 08/20/2047(a)	1,398,620	1,356,164
3.00%, 10/20/2048 to 11/20/2049	6,985,836	6,312,616
2.50%, 07/20/2049	2,083,896	1,874,898
TBA, 2.00%, 10/01/2055(d)	12,000,000	9,922,297
2.50%, 10/01/2055(d)	7,620,000	6,561,503
4.50%, 10/01/2055(d)	7,500,000	7,274,356
5.00%, 10/01/2055(d)	12,050,000	11,987,985
5.50%, 10/01/2055(d)	6,985,000	7,038,076
Series 2020-137, Class A, 1.50%, 04/16/2062	2,992,648	2,258,555
		63,999,715
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $187,186,440)		180,565,205
U.S. Treasury Securities–29.58%
U.S. Treasury Bills–0.92%
3.65% - 4.11%, 05/14/2026(e)(f)	3,068,000	2,998,721
U.S. Treasury Bonds–1.05%
5.38%, 02/15/2031	3,200,000	3,446,000
U.S. Treasury Notes–27.61%
2.25%, 11/15/2025	2,800,000	2,794,179
0.38% - 2.88%, 11/30/2025	10,500,000	10,446,631
0.38%, 12/31/2025	5,000,000	4,955,244
0.88%, 06/30/2026	2,000,000	1,957,542
1.50%, 08/15/2026	7,450,000	7,306,387
1.13%, 02/28/2027	9,159,000	8,840,582
2.38%, 05/15/2027	3,700,000	3,626,217
0.50%, 06/30/2027	1,900,000	1,800,064
3.63%, 08/31/2027	9,800,000	9,800,000
3.38%, 09/15/2027	9,800,000	9,756,168
2.25%, 11/15/2027	2,900,000	2,819,740
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal Amount	Value
U.S. Treasury Notes–(continued)
2.75%, 02/15/2028	$1,900,000	$1,862,631
1.25%, 06/30/2028	4,500,000	4,222,969
2.88%, 08/15/2028	7,500,000	7,347,949
2.38%, 05/15/2029	2,600,000	2,487,266
1.63%, 08/15/2029	400,000	371,203
3.63%, 08/31/2030	9,790,000	9,741,050
		90,135,822
Total U.S. Treasury Securities (Cost $98,286,318)		96,580,543
Certificates of Deposit–17.47%
Diversified Banks–17.47%
Bank of Montreal (Canada), 4.50% (SOFR + 0.30%), 03/19/2026(a)	8,000,000	8,003,756
BNP Paribas S.A. (France), 4.53% (SOFR + 0.33%), 02/06/2026(a)	9,000,000	9,006,674
Canadian Imperial Bank of Commerce (Canada), 4.56% (SOFR + 0.36%), 08/12/2026(a)	3,000,000	3,003,080
Credit Agricole Corporate and Investment Bank (France), 4.54% (SOFR + 0.34%), 08/28/2026(a)	6,000,000	6,003,570
Credit Industriel et Commercial (France), 4.53% (SOFR + 0.33%), 08/20/2026(a)	4,000,000	4,001,261
Mizuho Bank Ltd. (Japan), 4.51% (SOFR + 0.31%), 02/25/2026(a)	9,000,000	9,005,146
Royal Bank of Canada (Canada), 4.53% (SOFR + 0.33%), 07/09/2026(a)	9,000,000	9,007,452
Standard Chartered Bank (United Kingdom), 4.53% (SOFR + 0.33%), 07/24/2026(a)	9,000,000	9,007,222
Total Certificates of Deposit (Cost $57,000,345)		57,038,161
Commercial Paper–6.44%(e)
Diversified Banks–3.99%
Toronto-Dominion Bank (The) (Canada), 4.72%, 04/10/2026(g)	4,000,000	4,004,360
UBS AG (Switzerland), 4.71%, 05/15/2026(g)	9,000,000	9,007,150
		13,011,510
Diversified Financial Services–2.45%
BofA Securities, Inc., 4.48%, 03/19/2026	8,000,000	8,002,960
Total Commercial Paper (Cost $21,000,000)		21,014,470

Asset-Backed Securities–5.97%(h)
Angel Oak Mortgage Trust, Series 2025-HB1, Class A1, 6.16% (30 Day Average SOFR + 1.80%), 02/25/2055(a)(g)	532,208	536,140
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.68%, 09/15/2048(i)	472,263	7
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1,800,000	1,756,216
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 0.00%, 01/25/2035(b)(j)	153,182	148,540
Principal Amount		Value

Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(g)	$636,296	$591,819
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(g)	871,466	811,983
CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(g)	1,118,446	1,127,321
FRESB Mortgage Trust, Series 2019- SB63, Class A5, 5.17% (30 Day Average SOFR + 0.81%), 02/25/2039(a)	2,183,171	2,154,151
GCAT Trust, Series 2020-NQM1, Class A3, 3.55%, 01/25/2060(g)	1,252,262	1,224,521
GS Mortgage-Backed Securities Trust,
Series 2025-HE1, Class A1, 5.91% (30 Day Average SOFR + 1.55%), 10/25/2055(a)(g)	1,112,155	1,116,121
Series 2025-PJ4, Class A4, 6.00%, 09/25/2055(b)(g)	1,592,334	1,614,710
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 5.02% (1 mo. Term SOFR + 0.86%), 01/25/2048(a)(g)	616,846	606,528
SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.34%, 03/17/2053(g)	982,136	925,811
Textainer Marine Containers VII Ltd. (China),
Series 2020-3A, Class A, 2.11%, 09/20/2045(g)	1,360,320	1,294,795
Series 2021-2A, Class B, 2.82%, 04/20/2046(g)	2,586,667	2,404,394
Verus Securitization Trust, Series 2023-INV3, Class A3, 7.73%, 11/25/2068(b)(g)	3,101,994	3,165,557
Total Asset-Backed Securities (Cost $19,930,757)		19,478,614

Agency Credit Risk Transfer Notes–0.86%
Freddie Mac, Series 2022-HQA3, Class M1, STACR®, 6.66% (30 Day Average SOFR + 2.30%), 08/25/2042 (Cost $2,773,808)(a)(g)	2,757,786	2,799,934
Shares
Money Market Funds–0.78%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(k)(l) (Cost $2,556,177)	2,556,177	2,556,177
TOTAL INVESTMENTS IN SECURITIES–116.40% (Cost $388,733,845)		380,033,104
OTHER ASSETS LESS LIABILITIES—(16.40)%		(53,550,072)
NET ASSETS–100.00%		$326,483,032

Securities Sold Short
Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities Short–(0.36)%
Collateralized Mortgage Obligations–(0.36)%
TBA, 2.00%, 10/01/2055(d), (Total Proceeds $(1,156,950))	$(1,440,000)	$(1,160,976)
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IBOR	– Interbank Offered Rate
IO	– Interest Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2025.
(b)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2025.

(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
September 30, 2025 was $31,231,144, which represented 9.57% of the Fund’s Net Assets.

(h)	Non-U.S. government sponsored securities.
(i)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
September 30, 2025.

(j)	Zero coupon bond issued at a discount.
(k)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,935,626	$140,345,818	$(140,725,267)	$-	$-	$2,556,177	$245,245
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	123,902	(123,902)	-	-	-	138*
Invesco Private Prime Fund	-	319,861	(319,861)	-	-	-	350*
Total	$2,935,626	$140,789,581	$(141,169,030)	$-	$-	$2,556,177	$245,733

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(l)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	533	December-2025	$111,076,367	$169,817	$169,817
U.S. Treasury 5 Year Notes	848	December-2025	92,597,625	245,509	245,509
U.S. Treasury 10 Year Notes	399	December-2025	44,887,500	126,762	126,762
U.S. Treasury 10 Year Ultra Notes	44	December-2025	5,063,438	(28,578)	(28,578)
Subtotal—Long Futures Contracts				513,510	513,510
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	174	December-2025	$(20,287,312)	$(362,372)	$(362,372)
U.S. Treasury Ultra Bonds	8	December-2025	(960,500)	(22,640)	(22,640)
Subtotal—Short Futures Contracts				(385,012)	(385,012)
Total Futures Contracts				$128,498	$128,498
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$180,565,205	$—	$180,565,205
U.S. Treasury Securities	—	96,580,543	—	96,580,543
Certificates of Deposit	—	57,038,161	—	57,038,161
Commercial Paper	—	21,014,470	—	21,014,470
Asset-Backed Securities	—	19,478,614	—	19,478,614
Agency Credit Risk Transfer Notes	—	2,799,934	—	2,799,934
Money Market Funds	2,556,177	—	—	2,556,177
Total Investments in Securities	2,556,177	377,476,927	—	380,033,104
Other Investments - Assets*
Futures Contracts	542,088	—	—	542,088
Other Investments - Liabilities*
Securities Sold Short	—	(1,160,976)	—	(1,160,976)
Futures Contracts	(413,590)	—	—	(413,590)
	(413,590)	(1,160,976)	—	(1,574,566)
Total Other Investments	128,498	(1,160,976)	—	(1,032,478)
Total Investments	$2,684,675	$376,315,951	$—	$379,000,626

*	Futures contracts are valued at unrealized appreciation (depreciation). Securities sold short are shown at value.
Invesco V.I. Government Securities Fund